Note 10 - Deferred Charges, Net (Details) $ in Thousands		12 Months Ended
	Feb. 26, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 10 - Deferred Charges, Net (Details) [Line Items]
Proceeds from Convertible Debt	$ 4,250
Debt Instrument, Face Amount		$ 14,381	$ 21,267
Senior Secured Convertible Redeemable Debentures [Member]
Note 10 - Deferred Charges, Net (Details) [Line Items]
Debt Instrument, Number	3
Debt Instrument, Face Amount	$ 600
Debt Instrument, Term	12 months
Senior Secured Convertible Redeemable Debenture 2 [Member]
Note 10 - Deferred Charges, Net (Details) [Line Items]
Debt Instrument, Face Amount	$ 600
Debt Instrument, Term	18 months
Senior Secured Convertible Redeemable Debenture 3 [Member]
Note 10 - Deferred Charges, Net (Details) [Line Items]
Debt Instrument, Face Amount	$ 600
Debt Instrument, Term	24 months
TCA Senior Secured Convertible Redeemable Debenture [Member]
Note 10 - Deferred Charges, Net (Details) [Line Items]
Proceeds from Convertible Debt	$ 4,250
Payments of Debt Issuance Costs		$ 174
Newlead Albion and Newlead Venetico [Member]
Note 10 - Deferred Charges, Net (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 498
Business Combination, Acquisition Related Costs, Percent			1.00%